Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] TWD ($)	Unrealized gain or loss on financial assets at fair value through other comprehensive income [Member] USD ($)	Gain or Loss on hedging instruments [Member] TWD ($)	Gain or Loss on hedging instruments [Member] USD ($)	Total Others [member] TWD ($)	Total Others [member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2021	$ 389,130		$ 77,574		$ 149,810		$ 77,574		$ 2,676		$ 70,157		$ 150,407		$ (392)		$ (8)		$ (8)		$ (408)		$ 377,383		$ 11,747
Special reserve	0		0		0		0		408		(408)		0		0		0		0		0		0		0
Cash dividends distributed by Chunghwa	(35,746)		0		0		0		0		(35,746)		(35,746)		0		0		0		0		(35,746)		0
Cash dividends distributed by subsidiaries	(1,053)		0		0		0		0		0		0		0		0		0		0		0		(1,053)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Net income	37,869		0		0		0		0		36,358		36,358		0		0		0		0		36,358		1,511
Other comprehensive income (loss)	1,112		0		0		0		0		907		907		281		(117)		21		185		1,092		20
TOTAL COMPREHENSIVE INCOME	38,981		0		0		0		0		37,265		37,265		281		(117)		21		185		37,450		1,531
Disposal of investments in equity instruments at fair value through other comprehensive income	0		0		0		0		0		0		0		0		0		0		0		0		0
Changes in equities of subsidiaries	104		0		32		0		0		0		0		0		0		0		0		32		72
Share-based payment transactions of subsidiaries					32
Net increase in noncontrolling interests	111		0		0		0		0		0		0		0		0		0		0		0		111
Ending balance at Dec. 31, 2022	391,529		77,574		149,844		77,574		3,084		71,268		151,926		(111)		(125)		13		(223)		379,121		12,408
Special reserve	0		0		0		0		(185)		185		0		0		0		0		0		0		0
Cash dividends distributed by Chunghwa	(36,476)		0		0		0		0		(36,476)		(36,476)		0		0		0		0		(36,476)		0
Cash dividends distributed by subsidiaries	(1,092)		0		0		0		0		0		0		0		0		0		0		0		(1,092)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(26)		0		(26)		0		0		0		0		0		0		0		0		(26)		0
Actual acquisition of interests in subsidiaries	0		0		0		0		0		0		0		0		0		0		0		0		0
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries					(26)
Net income	38,061		0		0		0		0		36,958		36,958		0		0		0		0		36,958		1,103
Other comprehensive income (loss)	669		0		0		0		0		124		124		(57)		646		(13)		576		700		(31)
TOTAL COMPREHENSIVE INCOME	38,730		0		0		0		0		37,082		37,082		(57)		646		(13)		576		37,658		1,072
Changes in equities of subsidiaries	33		0		8		0		0		0		0		0		0		0		0		8		25
Share-based payment transactions of subsidiaries					8
Net increase in noncontrolling interests	19		0		0		0		0		0		0		0		0		0		0		0		19
Ending balance at Dec. 31, 2023	392,719		77,574		149,828		77,574		2,899		72,059		152,532		(168)		521		0		353		380,287		12,432
Special reserve	0		0		0		0		(223)		223		0		0		0		0		0		0		0
Cash dividends distributed by Chunghwa	(36,910)		0		0		0		0		(36,910)		(36,910)		0		0		0		0		(36,910)		0
Cash dividends distributed by subsidiaries	(898)		0		0		0		0		0		0		0		0		0		0		0		(898)
Unclaimed dividend	2		0		2		0		0		0		0		0		0		0		0		2		0
Actual disposal of interests in subsidiaries	259		0		224		0		0		0		0		0		0		0		0		224		35
Net income	38,508	$ 1,174	0		0		0		0		37,189		37,189		0		0		0		0		37,189		1,319
Other comprehensive income (loss)	2,081	64	0		0		0		0		1,801		1,801		191		43		(1)		233		2,034		47
TOTAL COMPREHENSIVE INCOME	40,589	1,238	0		0		0		0		38,990		38,990		191		43		(1)		233		39,223		1,366
Changes in equities of subsidiaries	45		0		0		0		0		0		0		0		0		0		0		0		45
Share-based payment transactions of subsidiaries					0
Ending balance at Dec. 31, 2024	$ 395,806	$ 12,071	$ 77,574	$ 2,366	$ 150,054	$ 4,576	$ 77,574	$ 2,366	$ 2,676	$ 82	$ 74,362	$ 2,267	$ 154,612	$ 4,715	$ 23	$ 1	$ 564	$ 17	$ (1)	$ 0	$ 586	$ 18	$ 382,826	$ 11,675	$ 12,980	$ 396